Other commitments and contingencies, concentrations and factors that may affect future operations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Product Warranty Liability

The changes in product warranty liability for the years ended March 31, 2012 and 2013 are summarized as follows:

	Yen in millions
	March 31
	2012	2013
Balance at beginning of year	¥959	¥971
Addition	643	1,626
Utilization	(620)	(664)
Foreign exchange impact	(11)	268

Balance at end of year	¥971	¥2,201